Long Term Investments - Summary of Equity and Cost Method Investments (Detail) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Aug. 18, 2015	Feb. 13, 2015
Investment [Line Items]
Long term Investments		$ 44,337		$ 31,932
Hunan Qindao Cultural Spread Ltd. [Member]
Investment [Line Items]
Cost method investments	[1]	4,611
Available-for-sale investments	[1]			2,880
Other Cost Method Investment [Member]
Investment [Line Items]
Cost method investments	[2]	7,655		1,834
Xish International Limited [Member]
Investment [Line Items]
Available-for-sale investments	[3]			4,386
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investment [Line Items]
Equity method investments	[4]	7,419		4,191
Beijing Autobot Venture Capital L.P. [Member]
Investment [Line Items]
Equity method investments		8,478	[5]	6,736	[5]		$ 4,823
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investment [Line Items]
Equity method investments		12,986	[6]	9,187	[6]	$ 7,930
Other Equity Method Investments [Member]
Investment [Line Items]
Equity method investments	[2]	$ 3,188		$ 2,718

[1]	On June 8, 2016, the Group entered into a share purchase agreement to acquire 16.0% preferred shares of Hunan Qindao Cultural Spread Ltd. ("Qindao") for a total consideration of $4,441, which was fully paid off as of December 31, 2017. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. No unrealized holding gains was reported in other comprehensive income for the year ended December 31, 2016. On July 7, 2017, the Group signed a supplemental agreement with Qindao to waive the redemption right. The investment was reclassified to cost method investment as a result of the supplemental agreement. The Group recorded $nil of accumulated unrealized holding gain through earnings.
[2]	Others represent equity method investments or cost method investments that are individually insignificant.
[3]	On January 21, 2016, the Group entered into a preferred share subscription agreement to acquire 17.3% equity of Xish International Limited ("Xish") for a total consideration of $9,000, which had been paid as of December 31, 2016. The investment was classified as available-for-sale security as the Group determined that the preferred shares were debt securities due to the redemption option available to the investor and measured the investment subsequently at fair value. The Group recognized an impairment loss of $4,614 and $4,386 during the year ended December 31, 2016 and 2017, respectively. Please refer to Note 9 for additional information on the fair value measurement related to the impairment loss.
[4]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. ("Jingwei"). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei for $4,744, which had been paid as of December 31, 2017. Due to Jingwei's further rounds of financing, the Group's partnership interest was diluted to 2.4% as of December 31, 2016 and 2017. The Group recognized its share of partnership profit in Jingwei of $366, $633 and $1,717 during the year ended December 31, 2015, 2016 and 2017, respectively.
[5]	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. ("Autobot"). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot for $4,823. Autobot had further rounds of financing, of which the Group subscribed for $1,529. Due to Autobot's further round of financing, the Group's partnership interest was diluted to 26.7% as of December 31, 2016 and 2017. The committed subscription and further round of financing subscription amount, $6,352, was paid as of December 31, 2016. The Group recognized its share of partnership profit in Autobot of $274, $771 and $1,239 during the year ended December 31, 2015, 2016 and 2017, respectively.
[6]	On August 18, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Hangzhou Aqua Ventures Investment Management L.P. ("Aqua"). According to the partnership agreement, the Group committed to subscribe 42.7% partnership interest for $7,930. The committed subscription amount had been fully paid as of December 31, 2016. The Group recognized its share of partnership profit in Aqua of $89, $2,134 and $3,088 during the years ended December 31, 2015, 2016 and 2017, respectively.